Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Disclosure of collateral and contractual commitments [line items]
Collateral given for own liabilities		$ 277	$ 240
Cash guarantees for liabilities		164	133
Property collateral given for remaining own liabilities		113	107
Commitments to purchase property plant and equipment		641	257
Contractual commitments to acquire loans to customers		59	57
Other commitments		$ 1,846	$ 1,684
Put Option [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of collateral and contractual commitments [line items]
Proceeds from exercise of options	$ 300
Percentage of options exercised	12.00%
CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of collateral and contractual commitments [line items]
Percentage of shares hold by ELJ			3.00%
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of collateral and contractual commitments [line items]
Ownership interest	97.00%	85.00%
Put option	$ 300	$ 577	$ 195
Percentage of options exercised	12.00%